CASH FLOW INFORMATION - Schedule of Detailed Information about Non Cash Transaction (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Payments for acquisition of property, plant and equipment	$ 40,561.4	$ 1,272,410.5	$ 956,006.5	$ 949,816.8
Property, plant and equipment
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions of property, plant and equipment		1,160,977.7	798,507.4	897,557.1
Changes in other receivables		93,113.2	140,289.7	44.5
Exchange of assets		(169.5)	(109.3)	(78.0)
Changes in payables to contractors and equipment suppliers		12,550.4	(17,988.1)	40,750.2
Changes in accrued expenses and other current liabilities		13,585.6	44,612.1	17,832.8
Transferred to initial carrying amount of hedged items		(31.0)	5.0	39.9
Capitalized interests		$ (7,615.9)	$ (9,310.3)	$ (6,329.7)